Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
AOCI for years ended December 31, 2013, 2012 and 2011 consists of the following:

	2013	2012	2011
Unrealized holding gains (losses) on debt securities:
Balance, beginning of year	$20,369	$(16,197)	$19,712
Reclassification of unrealized gains to earnings	(4,225)	—	(15,892)
Unrealized gains (losses) due to changes in fair value	(18,304)	58,893	(40,711)
OTTI loss (noncredit portion), net of accretion	923	—	(502)
Tax effect	8,215	(22,327)	21,196
Balance, end of year	6,978	20,369	(16,197)
Fair market value of interest rate swaps:
Balance, beginning of year	(65,191)	(83,153)	(14,493)
Net unrealized gains (losses) due to changes in fair value	77,269	28,803	(110,755)
Tax effect	(29,373)	(10,841)	42,095
Balance, end of year	(17,295)	(65,191)	(83,153)
Net loss on settlement of forward swaps:
Balance, beginning of year	(41,962)	(8,399)	(10,275)
Losses associated with current period transactions	(53,226)	(65,306)	(4,816)
Reclassification of unrealized net losses to earnings	52,701	11,103	7,515
Tax effect	189	20,640	(823)
Balance, end of year	(42,298)	(41,962)	(8,399)
Total accumulated other comprehensive income (loss)	$(52,615)	$(86,784)	$(107,749)